Exhibit 99.8

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Series Name	2023-2
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	15
Anticipated Redemption Date	04/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$891,010,000.00	4.89%	04/13/2028
Class B	$68,120,000.00	5.13%	04/13/2028
Class C	$40,870,000.00	5.38%	04/13/2028

Total	$1,000,000,000.00

Series 2023-2 Available Funds and other sources of funds
Series 2023-2 Allocation Percentage x Group One Available Funds	$60,271,867.02
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$60,271,867.02

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$78.39	$78.39	$0.00	$0.00	$60,271,788.63
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$60,270,538.63
Owner Trustee Fee	$235.20	$235.20	$0.00	$0.00	$60,270,303.43
Asset Representations Reviewer Fee	$38.59	$38.59	$0.00	$0.00	$60,270,264.84
Supplemental ARR Fee	$205.69	$205.69	$0.00	$0.00	$60,270,059.15
Servicing Fee	$766,116.89	$766,116.89	$0.00	$0.00	$59,503,942.26
Class A Note Interest	$3,630,865.75	$3,630,865.75	$0.00	$0.00	$55,873,076.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,873,076.51
Class B Note Interest	$291,213.00	$291,213.00	$0.00	$0.00	$55,581,863.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,581,863.51
Class C Note Interest	$183,233.83	$183,233.83	$0.00	$0.00	$55,398,629.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$55,398,629.68
Class R Interest	$55,398,629.68	$55,398,629.68	$0.00	$0.00	$0.00

Total	$60,271,867.02	$60,271,867.02	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$3,630,865.75	$0.00	$0.00	$3,630,865.75
Class B	$0.00	$0.00	$291,213.00	$0.00	$0.00	$291,213.00
Class C	$0.00	$0.00	$183,233.83	$0.00	$0.00	$183,233.83

Total	$0.00	$0.00	$4,105,312.58	$0.00	$0.00	$4,105,312.58

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$4.08	$0.00	$4.08
Class B	$1,000.00	$4.28	$0.00	$4.28
Class C	$1,000.00	$4.48	$0.00	$4.48

Total	$1,000.00	$4.11	$0.00	$4.11

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$891,010,000.00	1.00	$891,010,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.